UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1: Report(s) to Shareholders.

Schwab Government Money Market Portfolio™
Semiannual report dated June 30, 2016

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Government Money Market Portfolio1

Portfolio Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.
2Schwab Government Money Market Portfolio

Schwab Government Money Market Portfolio
The Schwab Government Money Market Portfolio (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and (ii) under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
As a government money market fund, the fund's Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by seasonal changes in supply and uncertainty surrounding future Fed short-term interest rate hikes. In anticipation of fewer rate increases in 2016, the weighted average maturity (WAM) of the fund was generally extended over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 34 days and ended at 38 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	35.5%
8-30 Days	19.9%
31-60 Days	11.3%
61-90 Days	21.0%
91-180 Days	12.3%
Total	100.0%
Statistics
Weighted Average Maturity[2]	38 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
U.S. Government Agency Debt	60.1%
U.S. Treasury Repurchase Agreements	35.4%
U.S. Treasury Debt	4.4%
Other Investment Company	0.1%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The portfolio uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC., Moody’s Investors Service, Fitch, Inc., and/or DBRS. The portfolio may use different ratings provided by other rating agencies for purposes of determining compliance with the portfolio’s investment policies. The portfolio itself has not been rated by an independent credit rating agency.
Schwab Government Money Market Portfolio3

Schwab Government Money Market Portfolio
Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields1,2
The seven-day yield is the income generated by the portfolio's holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Seven-Day Yield	0.01%
Seven-Day Effective Yield	0.01%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Yield temporarily increased on 11/12/15 as a result of a change in estimated legal expenses for the period.
[2]	Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
4Schwab Government Money Market Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Government Money Market Portfolio
Actual Return	0.35%	$1,000.00	$1,000.10	$ 1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.16	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab Government Money Market Portfolio5

Schwab Government Money Market Portfolio
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2],[3]	0.00 [2]	0.00 [2],[4]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6],[7]	0.12% [7]	0.07% [7]	0.08% [7]	0.12% [7]	0.10% [7]
Gross operating expenses	0.50% [6]	0.54%	0.49%	0.52%	0.49%	0.45%
Net investment income (loss)	0.01% [6]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$113	$116	$117	$106	$116	$144

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
4
Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
49.8%	Fixed-Rate Obligations	56,372,888	56,372,888
14.8%	Variable-Rate Obligations	16,700,540	16,700,540
0.0%	Other Investment Company	45,600	45,600
35.5%	Repurchase Agreements	40,094,165	40,094,165
100.1%	Total Investments	113,213,193	113,213,193
(0.1%)	Other Assets and Liabilities, Net		(83,587)
100.0%	Net Assets		113,129,606

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 49.8% of net assets
U.S. Government Agency Debt 45.4%
FEDERAL HOME LOAN BANKS		0.43%		07/13/16	1,700,000	1,699,756
		0.35%		07/25/16	1,000,000	999,767
		0.33%		07/27/16	1,100,000	1,099,738
		0.33%		08/03/16	2,000,000	1,999,399
		0.33%		08/10/16	2,000,000	1,999,269
		0.36%		08/15/16	1,000,000	999,544
		0.46%		08/18/16	2,000,000	1,999,947
		0.43%		08/19/16	3,850,000	3,847,751
		0.47%		08/31/16	4,000,000	3,996,841
		0.39%		09/06/16	5,000,000	4,996,371
		0.38%		09/22/16	750,000	749,343
		0.40%		09/28/16	1,003,000	1,002,008
		0.40%		10/03/16	1,000,000	998,955
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.41%		09/01/16	10,000,000	9,992,939
		0.40%		10/17/16	5,000,000	4,994,015
		0.45%		11/16/16	1,000,000	998,275
		0.45%		12/09/16	3,000,000	2,994,029
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.40%		07/18/16	1,000,000	999,811
		0.40%		07/19/16	1,000,000	999,800
		0.43%		10/05/16	3,000,000	2,996,560
		1.38%		11/15/16	1,000,000	1,002,974
						51,367,092
See financial notes    7

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 4.4%
UNITED STATES TREASURY		3.25%		07/31/16	1,000,000	1,002,313
		0.50%		07/31/16	1,000,000	1,000,045
		1.00%		08/31/16	3,000,000	3,003,438
						5,005,796
Total Fixed-Rate Obligations
(Cost $56,372,888)						56,372,888

Variable-Rate Obligations 14.8% of net assets
U.S. Government Agency Debt 14.8%
FEDERAL HOME LOAN BANKS		0.41%	07/26/16	08/26/16	5,000,000	5,000,314
		0.47%	07/23/16	01/23/17	5,000,000	5,000,000
		0.46%	07/15/16	03/15/17	1,000,000	1,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.49%	07/13/16	11/13/17	1,000,000	1,000,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.46%	07/16/16	08/12/16	2,100,000	2,100,097
		0.46%	07/15/16	08/15/16	2,600,000	2,600,129
Total Variable-Rate Obligations
(Cost $16,700,540)						16,700,540
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
STATE STREET INSTITUTIONAL US GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(a)	0.25%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 35.5% of net assets
U.S. Treasury Repurchase Agreements 35.5%
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $3,156,141, 0.88%, due 09/15/16)		0.40%		07/01/16	3,094,200	3,094,165
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $11,220,168, 2.00%, due 05/31/21)		0.40%		07/01/16	11,000,125	11,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $11,220,083, 3.63%, due 02/15/44)		0.42%		07/01/16	11,000,132	11,000,000
8    See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $10,200,066, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.43%		07/01/16	10,000,122	10,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $5,100,122, 1.38% due 02/29/20)		0.43%		07/01/16	5,000,061	5,000,000
Total Repurchase Agreements
(Cost $40,094,165)						40,094,165

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $113,213,193.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$56,372,888	$—	$56,372,888
Variable-Rate Obligations[1]	—	16,700,540	—	16,700,540
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	40,094,165	—	40,094,165
Total	$45,600	$113,167,593	$—	$113,213,193
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
See financial notes    9

Schwab Government Money Market Portfolio
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$73,119,028
Repurchase agreements, at cost and value	+	40,094,165
Total investments, at cost and value (Note 2a)		113,213,193
Receivables:
Fund shares sold		223,904
Interest	+	33,502
Total assets		113,470,599
Liabilities
Payables:
Investment adviser and administrator fees		6,061
Fund shares redeemed		280,651
Distributions to shareholders		455
Accrued expenses	+	53,826
Total liabilities		340,993
Net Assets
Total assets		113,470,599
Total liabilities	–	340,993
Net assets		$113,129,606
Net Assets by Source
Capital received from investors		113,083,708
Net realized capital gains		45,898

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$113,129,606		113,130,490		$1.00

10    See financial notes

Schwab Government Money Market Portfolio
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$205,995
Expenses
Investment adviser and administrator fees		203,661
Portfolio accounting fees		21,310
Shareholder reports		20,227
Professional fees		19,514
Transfer agent fees		10,333
Independent trustees' fees		8,961
Custodian fees		6,894
Registration fees		369
Other expenses	+	932
Total expenses		292,201
Expense reduction by CSIM and its affiliates	–	91,391
Net expenses	–	200,810
Net investment income		5,185
Realized Gains (Losses)
Net realized gains on investments		340
Increase in net assets resulting from operations		$5,525
See financial notes    11

Schwab Government Money Market Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$5,185	$11,444
Net realized gains	+	340	71
Increase in net assets from operations		5,525	11,515
Distributions to Shareholders
Distributions from net investment income		($5,835)	($11,444)
Transactions in Fund Shares*
Shares sold		46,159,839	101,290,851
Shares reinvested		5,374	11,445
Shares redeemed	+	(49,002,821)	(102,019,276)
Net transactions in fund shares		(2,837,608)	(716,980)
Net Assets
Beginning of period		115,967,524	116,684,433
Total decrease	+	(2,837,918)	(716,909)
End of period		$113,129,606	$115,967,524
Net investment income not yet distributed		$—	$650
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
12    See financial notes

Schwab Government Money Market Portfolio
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Government Money Market Portfolio
(formerly Schwab Money Market Portfolio)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

Effective April 14, 2016, Schwab Money Market Portfolio changed its name to Schwab Government Money Market Portfolio.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2016, 100% of the fund's shares were held through five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the fund had investments in repurchase agreements with a gross value of $40,094,165 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counterparty will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.
Certain of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2018.
During the period ended June 30, 2016, the fund waived $91,391 in expenses of which $6,641 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of

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its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
22

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
23

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
24

Notes

Notes

Schwab MarketTrack Growth Portfolio II™
Semiannual report dated June 30, 2016

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
The six-month reporting period ended June 30, 2016, was marked by heightened levels of volatility in both equity and fixed-income markets across the globe. Lackluster global growth and fluctuating oil and commodities prices weighed on many international stocks, while a relatively strong U.S. economy contributed to the modest performances of many U.S. companies. In fixed-income markets, demand increased for perceived safer securities as investors sought yield and stability, keeping bond yields low over the reporting period. Market volatility jumped in the last week of June after the United Kingdom (U.K.) voted to leave the European Union (EU), also known as Brexit, causing a sharp selloff in global equity markets and a drop in U.S. Treasury yields. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.84%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -4.42%. Meanwhile, the Barclays U.S. Aggregate Bond Index returned 5.31% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 13.50%.
Over the reporting period, U.S. short-term interest rate policy remained uncertain as the Federal Reserve (Fed) contended with mixed economic signals domestically and unstable economic growth internationally. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China and in Europe, the likelihood of future increases diminished. After the Fed left short-term interest rates unchanged at meetings in January, March, April, and June, projections from Fed officials were for one rate increase in 2016. At the same time, however, market expectations indicated a 50% chance of one short-term interest rate increase before June 2017.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab MarketTrack Growth Portfolio II1

The Investment Environment continued
Outside the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. Over the reporting period, the European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen over most of the reporting period added to the headwinds these regions faced. The People’s Bank of China (PBOC) also implemented additional easing measures such as lowering the reserve requirement for banks, increasing the funds available for banks to make loans. Though the Fed held short-term rates steady for the duration of the reporting period, diverging central bank policies remained a contributor to market volatility and highlighted the relative strength of the U.S. economy compared to most other economies around the world.
Events in China and Europe continued to factor into equity and fixed-income market movements. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. Declining global demand resulted in weak exports and imports, and while Chinese industrial output and retail sales rose faster than expected in March, both measurements dropped and leveled off as the reporting period continued. The results of the U.K. referendum regarding EU membership also affected both global stocks and bonds. The U.K. unexpectedly voted to leave the EU at the end of June, prompting a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. As global growth concerns intensified in response to this announcement, demand rose for perceived safe haven assets.
Over the six-month reporting period, U.S. bond yields remained low. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
2Schwab MarketTrack Growth Portfolio II

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab MarketTrack Growth Portfolio II3

Schwab MarketTrack Growth Portfolio II
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio II (11/01/96)	1.84%	-1.57%	6.99%	5.22%
Growth Composite Index II3	1.93%	-0.93%	7.62%	5.73%
S&P 500® Index	3.84%	3.99%	12.10%	7.42%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	3.76%	5.13%
Fund Category: Morningstar Allocation – 70% to 85% Equity	1.87%	-2.11%	6.49%	5.33%
Fund Expense Ratios4: Net 0.67%; Gross 0.91%

Statistics
Number of Holdings	8
Portfolio Turnover Rate[5]	7%
Asset Class Weightings % of Investments[6]
Equity Funds – Large-Cap	40.4%
Equity Funds – Small-Cap	20.3%
Equity Funds – International	19.5%
Fixed-Income Funds – Intermediate-Term Bond	14.9%
Money Market Funds	3.0%
Short-Term Investments	1.9%
Total	100.0%
Top Holdings % of Net Assets[7,8]
Schwab S&P 500 Index Fund	30.4%
Schwab Small-Cap Index Fund	20.3%
Schwab International Index Fund	19.5%
Schwab Total Bond Market Fund	15.0%
Schwab 1000 Index Fund	10.1%
Schwab Variable Share Price Money Fund, Ultra Shares	3.0%
Total	98.3%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than other asset classes.
Foreign securities can involve risks such as political and economic instability and currency risk.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	Prior to April 30, 2015, the Growth Composite Index II was known as the Growth Composite Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.17%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/18. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Not annualized.
[6]	The fund invests mainly in other Schwab Funds.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.
4Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000.00	$1,018.40	$2.51
Hypothetical 5% Return	0.50%	$1,000.00	$ 1,022.41	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab MarketTrack Growth Portfolio II5

Schwab MarketTrack Growth Portfolio II
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$18.48	$19.43	$19.30	$16.04	$14.50	$14.89
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	0.27	0.28	0.23	0.29	0.27
Net realized and unrealized gains (losses)	0.35	(0.42)	0.77	3.48	1.64	(0.40)
Total from investment operations	0.34	(0.15)	1.05	3.71	1.93	(0.13)
Less distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.26)	(0.30)	(0.39)	(0.26)
Distributions from net realized gains	(0.58)	(0.49)	(0.66)	(0.15)	—	—
Total distributions	(0.89)	(0.80)	(0.92)	(0.45)	(0.39)	(0.26)
Net asset value at end of period	$17.93	$18.48	$19.43	$19.30	$16.04	$14.50
Total return	1.84% [2]	(0.93%)	5.46%	23.56%	13.46%	(1.01%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50% [3]	0.51% [4]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses	0.73% [3]	0.75%	0.72%	0.80%	0.83%	0.80%
Net investment income (loss)	(0.15%) [3]	1.38%	1.45%	1.28%	1.85%	1.78%
Portfolio turnover rate	7% [2]	9%	14%	13%	8%	20%
Net assets, end of period (x 1,000,000)	$27	$30	$33	$32	$28	$28

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
6    See financial notes

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.3%	Other Investment Companies	17,902,603	26,947,242
1.9%	Short-Term Investments	513,044	513,044
100.2%	Total Investments	18,415,647	27,460,286
(0.2%)	Other Assets and Liabilities, Net		(43,151)
100.0%	Net Assets		27,417,135

Security	Number of Shares	Value ($)
Other Investment Companies 98.3% of net assets
Equity Funds 80.3%
International 19.5%
Schwab International Index Fund (a)	315,953	5,342,773
Large-Cap 40.5%
Schwab 1000 Index Fund (a)	53,790	2,764,814
Schwab S&P 500 Index Fund (a)	254,363	8,330,403
		11,095,217
Small-Cap 20.3%
Schwab Small-Cap Index Fund (a)	225,891	5,565,951
		22,003,941
Security	Number of Shares	Value ($)
Fixed-Income Fund 15.0%
Intermediate-Term Bond 15.0%
Schwab Total Bond Market Fund (a)	420,249	4,105,832
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.38% (a)(b)	837,385	837,469
Total Other Investment Companies
(Cost $17,902,603)		26,947,242
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
JPMorgan Chase Bank
0.13%, 07/01/16 (c)	271,051	271,051
Wells Fargo
0.13%, 07/01/16 (c)	241,993	241,993
Total Short-Term Investments
(Cost $513,044)		513,044

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $19,135,010 and the unrealized appreciation and depreciation were $8,325,276 and ($0) respectively, with a net unrealized appreciation of $8,325,276.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$26,947,242	$—	$—	$26,947,242
Short-Term Investments[1]	—	513,044	—	513,044
Total	$26,947,242	$513,044	$—	$27,460,286
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
See financial notes    7

Schwab MarketTrack Growth Portfolio II
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $17,902,603)		$26,947,242
Investments in unaffiliated issuers, (cost $513,044)	+	513,044
Total investments, at value (cost $18,415,647)		27,460,286
Receivables:
Dividends		7,590
Fund shares sold	+	125
Total assets		27,468,001
Liabilities
Payables:
Investments bought		7,455
Investment adviser and administrator fees		1,327
Fund shares redeemed		12,280
Accrued expenses	+	29,804
Total liabilities		50,866
Net Assets
Total assets		27,468,001
Total liabilities	–	50,866
Net assets		$27,417,135
Net Assets by Source
Capital received from investors		18,780,365
Distributions in excess of net investment income		(20,755)
Net realized capital losses		(387,114)
Net unrealized capital appreciation		9,044,639

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$27,417,135		1,528,809		$17.93

8    See financial notes

Schwab MarketTrack Growth Portfolio II
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$48,315
Interest	+	400
Total investment income		48,715
Expenses
Investment adviser and administrator fees		61,112
Professional fees		13,919
Transfer agent fees		9,889
Shareholder reports		6,543
Independent trustees' fees		5,534
Portfolio accounting fees		2,384
Custodian fees		1,283
Other expenses	+	343
Total expenses		101,007
Expense reduction by CSIM	–	31,561
Net expenses	–	69,446
Net investment loss		(20,731)
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		384,695
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	114,539
Net realized and unrealized gains		499,234
Increase in net assets resulting from operations		$478,503
See financial notes    9

Schwab MarketTrack Growth Portfolio II
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income (loss)		($20,731)	$434,196
Net realized gains		384,695	835,550
Net change in unrealized appreciation (depreciation)	+	114,539	(1,562,535)
Increase (decrease) in net assets from operations		478,503	(292,789)
Distributions to Shareholders
Distributions from net investment income		(455,658)	(487,490)
Distributions from net realized gains	+	(840,934)	(779,283)
Total distributions		($1,296,592)	($1,266,773)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		60,444	$1,117,042	86,074	$1,646,192
Shares reinvested		72,314	1,296,592	66,254	1,266,773
Shares redeemed	+	(207,271)	(3,805,267)	(225,620)	(4,309,467)
Net transactions in fund shares		(74,513)	($1,391,633)	(73,292)	($1,396,502)
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,603,322	$29,626,857	1,676,614	$32,582,921
Total decrease	+	(74,513)	(2,209,722)	(73,292)	(2,956,064)
End of period		1,528,809	$27,417,135	1,603,322	$29,626,857
Distributions in excess of net investment income/Net investment income not yet distributed			($20,755)		$455,634
10    See financial notes

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab MarketTrack Growth Portfolio II (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a
11

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with
12

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
13

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Certain of the underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks falls behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's small-cap holdings could reduce performance.
14

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. The risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
15

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.44%
Over $500 million	0.39%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.44%, as a percentage of the fund's average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2018.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2016, the Schwab MarketTrack Growth Portfolio II's ownership percentages of other related funds' shares are:
Schwab International Index Fund	0.2%
Schwab 1000 Index Fund	0.0%*
Schwab S&P 500 Index Fund	0.0%*
Schwab Small-Cap Index Fund	0.2%
Schwab Total Bond Market Fund	0.3%
Schwab Variable Share Price Money Fund, Ultra Shares	0.9%
*	Less than 0.05%
16

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/16	Market Value at 06/30/16	Realized Gains (Losses) 01/01/16 to 06/30/16	Distributions Received* 01/01/16 to 06/30/16
Schwab International Index Fund	340,402	4,816	(29,265)	315,953	$5,342,773	($19,568)	$—
Schwab 1000 Index Fund	60,017	530	(6,757)	53,790	2,764,814	51,533	—
Schwab S&P 500 Index Fund	285,453	5,399	(36,489)	254,363	8,330,403	346,561	—
Schwab Small-Cap Index Fund	240,355	10,278	(24,742)	225,891	5,565,951	(3,974)	—
Schwab Total Bond Market Fund	472,937	14,658	(67,346)	420,249	4,105,832	10,143	47,004
Schwab Variable Share Price Money Fund, Ultra Shares	—	837,385	—	837,385	837,469	—	942
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	536,267	300,304	(836,571)	—	—	—	369
Total					$26,947,242	$384,695	$48,315
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$1,798,888	$4,062,572
17

Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity . The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of

19

its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts . The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
20

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
21

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
22

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
Growth Composite Index II   A custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation. Effective January 15, 2015, the index is composed of 30% S&P 500 Index, 10% Schwab 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Barclay’s U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. For the period March 1, 2014 to January 14, 2015, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Barclays
U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market was replaced in the Growth Composite Index II by the S&P 500 Index and the Russell 2000 Index. Prior to March 1, 2014, the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index.
MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
25

Notes

Schwab S&P 500 Index Portfolio
Semiannual report dated June 30, 2016

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
Over the six-month reporting period ended June 30, 2016, speculation surrounding central bank policy, swings in oil and commodity prices, and mixed economic signals were among the factors that contributed to heightened market volatility. Lingering uncertainty surrounding global economic growth also played a role, especially toward the end of the reporting period after the United Kingdom (U.K.) voted to leave the European Union (EU), also known as Brexit. In this volatile and dynamic economic environment, the S&P 500® Index returned 3.84% for the reporting period.
During the first half of 2016, uncertainty remained surrounding U.S. short-term interest rate policy. When the Federal Reserve (Fed) first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst financial turmoil in China and sharply falling oil and commodity prices, the likelihood of future increases diminished. After the Fed left short-term interest rates unchanged in January, March, April, and June, projections from Fed officials were for one rate increase in 2016. At the same time, however, market expectations indicated a 50% chance of one short-term interest rate increase before June 2017.
The price of oil remained a cause of increased volatility over the reporting period. Steep declines in January and early February added to stress in the high-yield corporate credit market, which negatively affected many stocks in the Energy and Financial sectors. However, the Fed’s dovish monetary policy and an agreement to limit supply by several key members of the Organization of the Petroleum Exporting Countries helped oil to rally in late February, and supported a general upward trend in prices for most of the remainder of the reporting period. However, uncertainty surrounding the U.K. and its future in the EU increased global growth concerns toward the end of June, and resulted in a stronger U.S. dollar that weighed on the price of oil.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab S&P 500 Index Portfolio1

The Investment Environment continued
In the first six months of 2016, markets and economic data sent mixed signals regarding the health of the U.S. economy. Equity markets in the U.S. had one of their worst 10-day starts to a year, and the decelerating Chinese economy continued to negatively affect markets in both the U.S. and abroad. While nonfarm payroll employment numbers were in line with expectations for the first three months of the 2016, the numbers dropped noticeably in April and even further in May, and then bounced back in June. Meanwhile, strong U.S. housing data and rising consumer spending helped to support a more positive U.S. economic outlook, though political uncertainty weighed on the growth prospects of many U.S. businesses. Additionally, inflation remained muted and continued to measure below the Fed’s goal of 2%, decreasing the likelihood of additional short-term rate increases in 2016.
Also affecting the performances of U.S. equities were the results of the U.K. referendum regarding membership in the EU. The U.K. unexpectedly voted to leave the EU at the end of June, triggering a sharp selloff in global equity markets and increasing overall market volatility. After this decision, the British pound depreciated by more than 7% and the shares of many global bank fell. With the full impact of a U.K. departure uncertain, global growth concerns intensified and demand for many perceived safe haven assets rose in the days following the announcement.
Within the S&P 500® Index, the Telecommunication Services sector outperformed during the six-month reporting period as demand for wireless communication increased and many telecommunications companies continued to pay relatively high dividends. Dividend-paying stocks helped the Utilities sector to outperform, as did improvements in U.S. housing data. In contrast, sectors that are linked to positive economic growth generally underperformed during the reporting period. Many firms in the Financials sector, especially regional banks, fell over the six months due to the negative impacts of low oil prices, uncertainty regarding Fed interest rate moves, and the shrinking spread between short- and long-term yields. The Information Technology sector was another underperformer during the reporting period, in part due to increased competition that weighed on the profit margins of some firms in this sector.
2Schwab S&P 500 Index Portfolio

Portfolio Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Schwab S&P 500 Index Portfolio3

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	3.69%	3.73%	11.85%	7.27%
S&P 500® Index	3.84%	3.99%	12.10%	7.42%
Fund Category: Morningstar Large-Cap Blend	2.75%	1.14%	10.67%	6.55%
Fund Expense Ratios3: 0.24%

Statistics
Number of Holdings	507
Weighted Average Market Cap ($ x 1,000,000)	$137,337
Price/Earnings Ratio (P/E)	23.9
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate[4]	1%
Sector Weightings % of Investments
Information Technology	19.6%
Financials	15.6%
Health Care	14.6%
Consumer Discretionary	12.2%
Consumer Staples	10.5%
Industrials	10.1%
Energy	7.3%
Utilities	3.6%
Telecommunication Services	2.9%
Materials	2.9%
Other	0.7%
Total	100.0%
Top Equity Holdings % of Net Assets[5]
Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.8%
General Electric Co.	1.6%
Amazon.com, Inc.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
AT&T, Inc.	1.5%
Facebook, Inc., Class A	1.4%
Verizon Communications, Inc.	1.2%
Total	17.7%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
4Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab S&P 500 Index Portfolio
Actual Return	0.22%	$1,000.00	$1,036.90	$1.11
Hypothetical 5% Return	0.22%	$1,000.00	$ 1,023.81	$1.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab S&P 500 Index Portfolio5

Schwab S&P 500 Index Portfolio
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$30.09	$30.21	$27.03	$20.82	$18.30	$18.27
Income (loss) from investment operations:
Net investment income (loss)	0.31 [1]	0.59 [1]	0.48	0.42	0.41	0.34
Net realized and unrealized gains (losses)	0.80	(0.24)	3.12	6.19	2.45	0.02 [2]
Total from investment operations	1.11	0.35	3.60	6.61	2.86	0.36
Less distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.42)	(0.40)	(0.34)	(0.33)
Net asset value at end of period	$30.65	$30.09	$30.21	$27.03	$20.82	$18.30
Total return	3.69% [3]	1.17%	13.41%	32.06%	15.74%	1.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.22% [4]	0.24%	0.22%	0.24%	0.28%	0.27%
Gross operating expenses	0.23% [4]	0.24%	0.23%	0.26%	0.29%	0.28%
Net investment income (loss)	2.07% [4]	1.94%	1.79%	1.84%	2.03%	1.82%
Portfolio turnover rate	1% [3]	3%	2%	2%	4%	4%
Net assets, end of period (x 1,000,000)	$260	$245	$229	$193	$139	$122

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
6    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	137,552,251	257,410,874
0.0%	Other Investment Companies	93,575	93,575
0.7%	Short-Term Investments	1,724,663	1,724,663
99.8%	Total Investments	139,370,489	259,229,112
0.2%	Other Assets and Liabilities, Net		417,986
100.0%	Net Assets		259,647,098

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Automobiles & Components 0.8%
BorgWarner, Inc.	3,100	91,512
Delphi Automotive plc	3,858	241,511
Ford Motor Co.	55,502	697,660
General Motors Co.	19,795	560,198
Harley-Davidson, Inc.	2,702	122,401
Johnson Controls, Inc.	9,094	402,500
The Goodyear Tire & Rubber Co.	3,662	93,967
		2,209,749
Banks 5.2%
Bank of America Corp.	144,664	1,919,691
BB&T Corp.	11,692	416,352
Citigroup, Inc.	41,376	1,753,928
Citizens Financial Group, Inc.	7,192	143,696
Comerica, Inc.	2,430	99,946
Fifth Third Bancorp	12,105	212,927
Huntington Bancshares, Inc.	10,456	93,477
JPMorgan Chase & Co.	51,758	3,216,242
KeyCorp	11,200	123,760
M&T Bank Corp.	2,171	256,677
People's United Financial, Inc.	5,100	74,766
Regions Financial Corp.	17,127	145,751
SunTrust Banks, Inc.	7,200	295,776
The PNC Financial Services Group, Inc.	7,120	579,497
U.S. Bancorp	22,754	917,669
Wells Fargo & Co.	65,215	3,086,626
Zions Bancorp	2,908	73,078
		13,409,859
Security	Number of Shares	Value ($)
Capital Goods 7.4%
3M Co.	8,451	1,479,939
Acuity Brands, Inc.	600	148,776
Allegion plc	1,233	85,607
AMETEK, Inc.	3,409	157,598
Caterpillar, Inc.	8,231	623,992
Cummins, Inc.	2,379	267,495
Danaher Corp.	8,307	839,007
Deere & Co.	4,257	344,987
Dover Corp.	2,100	145,572
Eaton Corp. plc	6,734	402,222
Emerson Electric Co.	8,911	464,798
Fastenal Co.	3,952	175,429
Flowserve Corp.	1,700	76,789
Fluor Corp.	2,000	98,560
Fortune Brands Home & Security, Inc.	2,200	127,534
General Dynamics Corp.	4,045	563,226
General Electric Co.	131,576	4,142,012
Honeywell International, Inc.	10,869	1,264,282
Illinois Tool Works, Inc.	4,673	486,740
Ingersoll-Rand plc	3,600	229,248
Jacobs Engineering Group, Inc. *	1,583	78,849
L-3 Communications Holdings, Inc.	1,100	161,359
Lockheed Martin Corp.	3,730	925,674
Masco Corp.	4,821	149,162
Northrop Grumman Corp.	2,554	567,703
PACCAR, Inc.	5,130	266,093
Parker-Hannifin Corp.	1,835	198,272
Pentair plc	2,399	139,838
Quanta Services, Inc. *	2,497	57,731
Raytheon Co.	4,213	572,757
Rockwell Automation, Inc.	1,785	204,954
Rockwell Collins, Inc.	1,900	161,766
Roper Technologies, Inc.	1,379	235,202
Snap-on, Inc.	788	124,362
Stanley Black & Decker, Inc.	2,223	247,242
Textron, Inc.	3,674	134,321
The Boeing Co.	8,619	1,119,350
TransDigm Group, Inc. *	750	197,767
United Rentals, Inc. *	1,200	80,520
United Technologies Corp.	10,854	1,113,078
W.W. Grainger, Inc.	842	191,345
Xylem, Inc.	2,695	120,332
		19,171,490
Commercial & Professional Supplies 0.7%
Cintas Corp.	1,157	113,536
Equifax, Inc.	1,742	223,673
Nielsen Holdings plc	4,983	258,967
Pitney Bowes, Inc.	2,900	51,620
Republic Services, Inc.	3,136	160,908
Robert Half International, Inc.	1,750	66,780
Stericycle, Inc. *	1,300	135,356
The Dun & Bradstreet Corp.	500	60,920
Tyco International plc	5,813	247,634
Verisk Analytics, Inc. *	2,100	170,268
Waste Management, Inc.	5,655	374,757
		1,864,419

See financial notes    7

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.4%
Coach, Inc.	3,894	158,641
D.R. Horton, Inc.	4,522	142,352
Garmin Ltd.	1,500	63,630
Hanesbrands, Inc.	5,646	141,884
Harman International Industries, Inc.	1,200	86,184
Hasbro, Inc.	1,675	140,683
Leggett & Platt, Inc.	1,900	97,109
Lennar Corp., Class A	2,300	106,030
Mattel, Inc.	4,800	150,192
Michael Kors Holdings Ltd. *	2,700	133,596
Mohawk Industries, Inc. *	900	170,784
Newell Brands, Inc.	6,324	307,157
NIKE, Inc., Class B	18,914	1,044,053
PulteGroup, Inc.	4,442	86,575
PVH Corp.	1,086	102,334
Ralph Lauren Corp.	742	66,498
Under Armour, Inc., Class A *(b)	2,452	98,399
Under Armour, Inc., Class C *	2,469	89,886
VF Corp.	4,940	303,761
Whirlpool Corp.	1,133	188,803
		3,678,551
Consumer Services 1.7%
Carnival Corp.	6,322	279,432
Chipotle Mexican Grill, Inc. *	409	164,729
Darden Restaurants, Inc.	1,591	100,774
H&R Block, Inc.	3,738	85,974
Marriott International, Inc., Class A	2,657	176,584
McDonald's Corp.	12,382	1,490,050
Royal Caribbean Cruises Ltd.	2,400	161,160
Starbucks Corp.	20,788	1,187,411
Starwood Hotels & Resorts Worldwide, Inc.	2,361	174,596
Wyndham Worldwide Corp.	1,580	112,543
Wynn Resorts Ltd.	1,057	95,807
Yum! Brands, Inc.	5,900	489,228
		4,518,288
Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	700	98,539
American Express Co.	11,672	709,191
Ameriprise Financial, Inc.	2,363	212,316
Berkshire Hathaway, Inc., Class B *	26,416	3,824,773
BlackRock, Inc.	1,750	599,427
Capital One Financial Corp.	7,380	468,704
CME Group, Inc.	4,831	470,539
Discover Financial Services	5,890	315,645
E*TRADE Financial Corp. *	4,176	98,094
Franklin Resources, Inc.	5,600	186,872
Intercontinental Exchange, Inc.	1,659	424,638
Invesco Ltd.	5,704	145,680
Legg Mason, Inc.	1,300	38,337
Leucadia National Corp.	4,639	80,394
Moody's Corp.	2,423	227,059
Morgan Stanley	21,599	561,142
Nasdaq, Inc.	1,600	103,472
Navient Corp.	5,000	59,750
Northern Trust Corp.	3,131	207,460
Security	Number of Shares	Value ($)
S&P Global, Inc.	3,730	400,080
State Street Corp.	5,700	307,344
Synchrony Financial *	11,692	295,574
T. Rowe Price Group, Inc.	3,523	257,073
The Bank of New York Mellon Corp.	15,078	585,780
The Charles Schwab Corp. (a)	16,949	428,979
The Goldman Sachs Group, Inc.	5,670	842,449
		11,949,311
Energy 7.3%
Anadarko Petroleum Corp.	7,083	377,170
Apache Corp.	5,208	289,929
Baker Hughes, Inc.	6,263	282,649
Cabot Oil & Gas Corp.	6,820	175,547
Chesapeake Energy Corp. *	9,356	40,044
Chevron Corp.	26,816	2,811,121
Cimarex Energy Co.	1,351	161,201
Columbia Pipeline Group, Inc.	5,892	150,187
Concho Resources, Inc. *	1,900	226,613
ConocoPhillips	17,105	745,778
Devon Energy Corp.	7,032	254,910
Diamond Offshore Drilling, Inc.	800	19,464
EOG Resources, Inc.	7,875	656,933
EQT Corp.	2,600	201,318
Exxon Mobil Corp.	58,792	5,511,162
FMC Technologies, Inc. *	3,246	86,571
Halliburton Co.	11,895	538,725
Helmerich & Payne, Inc.	1,500	100,695
Hess Corp.	3,933	236,373
Kinder Morgan, Inc.	25,300	473,616
Marathon Oil Corp.	12,768	191,648
Marathon Petroleum Corp.	7,364	279,537
Murphy Oil Corp.	2,032	64,516
National Oilwell Varco, Inc.	5,001	168,284
Newfield Exploration Co. *	3,141	138,769
Noble Energy, Inc.	5,712	204,889
Occidental Petroleum Corp.	10,897	823,377
ONEOK, Inc.	3,300	156,585
Phillips 66	6,608	524,279
Pioneer Natural Resources Co.	2,385	360,636
Range Resources Corp.	2,214	95,512
Schlumberger Ltd.	19,594	1,549,494
Southwestern Energy Co. *	6,973	87,720
Spectra Energy Corp.	9,548	349,743
Tesoro Corp.	1,600	119,872
The Williams Cos., Inc.	9,190	198,780
Transocean Ltd.	4,624	54,979
Valero Energy Corp.	6,665	339,915
		19,048,541
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	6,275	985,426
CVS Health Corp.	15,019	1,437,919
Sysco Corp.	7,464	378,723
The Kroger Co.	13,910	511,749
Wal-Mart Stores, Inc.	21,382	1,561,314
Walgreens Boots Alliance, Inc.	11,921	992,662
Whole Foods Market, Inc.	5,000	160,100
		6,027,893

8    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	27,606	1,903,710
Archer-Daniels-Midland Co.	8,235	353,199
Brown-Forman Corp., Class B	1,427	142,358
Campbell Soup Co.	2,545	169,319
ConAgra Foods, Inc.	6,278	300,151
Constellation Brands, Inc., Class A	2,520	416,808
Dr Pepper Snapple Group, Inc.	2,500	241,575
General Mills, Inc.	8,158	581,829
Hormel Foods Corp.	3,808	139,373
Kellogg Co.	3,400	277,610
McCormick & Co., Inc. — Non Voting Shares	1,600	170,672
Mead Johnson Nutrition Co.	2,800	254,100
Molson Coors Brewing Co., Class B	2,624	265,365
Mondelez International, Inc., Class A	22,096	1,005,589
Monster Beverage Corp. *	2,100	337,491
PepsiCo, Inc.	20,292	2,149,734
Philip Morris International, Inc.	22,071	2,245,062
Reynolds American, Inc.	11,894	641,443
The Coca-Cola Co.	55,145	2,499,723
The Hershey Co.	2,044	231,974
The JM Smucker Co.	1,646	250,867
The Kraft Heinz Co.	8,336	737,569
Tyson Foods, Inc., Class A	4,108	274,373
		15,589,894
Health Care Equipment & Services 5.3%
Abbott Laboratories	21,007	825,785
Aetna, Inc.	4,882	596,239
AmerisourceBergen Corp.	2,760	218,923
Anthem, Inc.	3,636	477,552
Baxter International, Inc.	7,527	340,371
Becton, Dickinson & Co.	3,087	523,524
Boston Scientific Corp. *	18,577	434,145
C.R. Bard, Inc.	1,020	239,863
Cardinal Health, Inc.	4,624	360,718
Centene Corp. *	2,400	171,288
Cerner Corp. *	4,200	246,120
Cigna Corp.	3,591	459,612
DaVita HealthCare Partners, Inc. *	2,230	172,424
DENTSPLY SIRONA, Inc.	3,300	204,732
Edwards Lifesciences Corp. *	3,006	299,788
Express Scripts Holding Co. *	9,237	700,165
HCA Holdings, Inc. *	4,200	323,442
Henry Schein, Inc. *	1,200	212,160
Hologic, Inc. *	3,400	117,640
Humana, Inc.	2,080	374,150
Intuitive Surgical, Inc. *	551	364,437
Laboratory Corp. of America Holdings *	1,404	182,899
McKesson Corp.	3,168	591,307
Medtronic plc	19,805	1,718,480
Patterson Cos., Inc.	1,280	61,299
Quest Diagnostics, Inc.	1,960	159,564
St. Jude Medical, Inc.	3,978	310,284
Stryker Corp.	4,507	540,074
UnitedHealth Group, Inc.	13,381	1,889,397
Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	1,300	174,330
Varian Medical Systems, Inc. *	1,300	106,899
Zimmer Biomet Holdings, Inc.	2,583	310,942
		13,708,553
Household & Personal Products 2.1%
Church & Dwight Co., Inc.	1,700	174,913
Colgate-Palmolive Co.	12,478	913,390
Kimberly-Clark Corp.	5,113	702,935
The Clorox Co.	1,800	249,102
The Estee Lauder Cos., Inc., Class A	3,200	291,264
The Procter & Gamble Co.	37,410	3,167,505
		5,499,109
Insurance 2.7%
Aflac, Inc.	5,963	430,290
American International Group, Inc.	16,295	861,842
Aon plc	3,810	416,166
Arthur J. Gallagher & Co.	2,500	119,000
Assurant, Inc.	800	69,048
Chubb Ltd.	6,490	848,308
Cincinnati Financial Corp.	2,199	164,683
Lincoln National Corp.	3,262	126,468
Loews Corp.	3,891	159,881
Marsh & McLennan Cos., Inc.	7,298	499,621
MetLife, Inc.	15,362	611,868
Principal Financial Group, Inc.	3,663	150,586
Prudential Financial, Inc.	6,214	443,307
The Allstate Corp.	5,421	379,199
The Hartford Financial Services Group, Inc.	5,615	249,194
The Progressive Corp.	7,973	267,095
The Travelers Cos., Inc.	4,239	504,611
Torchmark Corp.	1,600	98,912
Unum Group	3,453	109,771
Willis Towers Watson plc	1,941	241,286
XL Group plc	4,100	136,571
		6,887,707
Materials 2.8%
Air Products & Chemicals, Inc.	2,709	384,786
Albemarle Corp.	1,588	125,944
Alcoa, Inc.	17,755	164,589
Avery Dennison Corp.	1,300	97,175
Ball Corp.	2,459	177,761
CF Industries Holdings, Inc.	3,075	74,108
E.I. du Pont de Nemours & Co.	12,200	790,560
Eastman Chemical Co.	2,000	135,800
Ecolab, Inc.	3,897	462,184
FMC Corp.	1,700	78,727
Freeport-McMoRan, Inc.	18,077	201,378
International Flavors & Fragrances, Inc.	1,100	138,677
International Paper Co.	5,598	237,243
LyondellBasell Industries N.V., Class A	4,863	361,905
Martin Marietta Materials, Inc.	900	172,800
Monsanto Co.	6,262	647,554

See financial notes    9

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Newmont Mining Corp.	7,552	295,434
Nucor Corp.	4,399	217,355
Owens-Illinois, Inc. *	2,000	36,020
PPG Industries, Inc.	3,708	386,188
Praxair, Inc.	4,062	456,528
Sealed Air Corp.	2,828	130,003
The Dow Chemical Co.	15,805	785,667
The Mosaic Co.	5,400	141,372
The Sherwin-Williams Co.	1,093	320,981
Vulcan Materials Co.	1,955	235,304
WestRock Co.	3,628	141,020
		7,397,063
Media 2.7%
CBS Corp., Class B — Non Voting Shares	5,780	314,663
Comcast Corp., Class A	34,292	2,235,495
Discovery Communications, Inc., Class A *	1,700	42,891
Discovery Communications, Inc., Class C *	3,900	93,015
News Corp., Class A	6,448	73,185
News Corp., Class B	1,100	12,837
Omnicom Group, Inc.	3,340	272,177
Scripps Networks Interactive, Inc., Class A	1,500	93,405
TEGNA, Inc.	2,960	68,583
The Interpublic Group of Cos., Inc.	5,697	131,601
The Walt Disney Co.	21,058	2,059,894
Time Warner, Inc.	11,027	810,926
Twenty-First Century Fox, Inc., Class A	15,958	431,664
Twenty-First Century Fox, Inc., Class B	6,100	166,225
Viacom, Inc., Class B	4,816	199,719
		7,006,280
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	22,709	1,405,914
Agilent Technologies, Inc.	4,601	204,100
Alexion Pharmaceuticals, Inc. *	3,139	366,510
Allergan plc *	5,547	1,281,856
Amgen, Inc.	10,603	1,613,246
Biogen, Inc. *	3,086	746,257
Bristol-Myers Squibb Co.	23,473	1,726,439
Celgene Corp. *	10,975	1,082,464
Eli Lilly & Co.	13,605	1,071,394
Endo International plc *	2,900	45,211
Gilead Sciences, Inc.	19,161	1,598,411
Illumina, Inc. *	2,100	294,798
Johnson & Johnson	38,810	4,707,653
Mallinckrodt plc *	1,500	91,170
Merck & Co., Inc.	39,127	2,254,106
Mylan N.V. *	5,891	254,727
PerkinElmer, Inc.	1,500	78,630
Perrigo Co., plc	2,034	184,423
Pfizer, Inc.	86,176	3,034,257
Regeneron Pharmaceuticals, Inc. *	1,137	397,075
Thermo Fisher Scientific, Inc.	5,550	820,068
Vertex Pharmaceuticals, Inc. *	3,601	309,758
Security	Number of Shares	Value ($)
Waters Corp. *	1,100	154,715
Zoetis, Inc.	6,422	304,788
		24,027,970
Real Estate 3.2%
American Tower Corp.	6,048	687,113
Apartment Investment & Management Co., Class A	2,677	118,216
AvalonBay Communities, Inc.	1,908	344,184
Boston Properties, Inc.	2,109	278,177
CBRE Group, Inc., Class A *	4,000	105,920
Crown Castle International Corp.	4,703	477,025
Digital Realty Trust, Inc.	2,200	239,778
Equinix, Inc.	1,018	394,709
Equity Residential	5,100	351,288
Essex Property Trust, Inc.	900	205,281
Extra Space Storage, Inc.	1,700	157,318
Federal Realty Investment Trust	946	156,610
General Growth Properties, Inc.	7,900	235,578
HCP, Inc.	7,116	251,764
Host Hotels & Resorts, Inc.	10,460	169,557
Iron Mountain, Inc.	2,787	111,006
Kimco Realty Corp.	5,420	170,080
Prologis, Inc.	7,710	378,098
Public Storage	2,052	524,471
Realty Income Corp.	3,500	242,760
Simon Property Group, Inc.	4,401	954,577
SL Green Realty Corp.	1,300	138,411
The Macerich Co.	1,807	154,300
UDR, Inc.	3,600	132,912
Ventas, Inc.	4,819	350,920
Vornado Realty Trust	2,360	236,283
Welltower, Inc.	5,262	400,807
Weyerhaeuser Co.	11,194	333,245
		8,300,388
Retailing 5.5%
Advance Auto Parts, Inc.	1,000	161,630
Amazon.com, Inc. *	5,450	3,900,129
AutoNation, Inc. *	900	42,282
AutoZone, Inc. *	400	317,536
Bed Bath & Beyond, Inc.	2,316	100,097
Best Buy Co., Inc.	4,221	129,163
CarMax, Inc. *	2,726	133,656
Dollar General Corp.	3,985	374,590
Dollar Tree, Inc. *	3,334	314,196
Expedia, Inc.	1,650	175,395
Foot Locker, Inc.	1,900	104,234
Genuine Parts Co.	2,100	212,625
Kohl's Corp.	2,682	101,701
L Brands, Inc.	3,564	239,251
LKQ Corp. *	4,500	142,650
Lowe's Cos., Inc.	12,373	979,570
Macy's, Inc.	4,322	145,262
Netflix, Inc. *	6,037	552,265
Nordstrom, Inc.	1,750	66,587
O'Reilly Automotive, Inc. *	1,409	381,980
Ross Stores, Inc.	5,678	321,886
Signet Jewelers Ltd.	1,100	90,651
Staples, Inc.	8,250	71,115

10    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Target Corp.	8,376	584,812
The Gap, Inc.	3,476	73,761
The Home Depot, Inc.	17,774	2,269,562
The Priceline Group, Inc. *	709	885,123
The TJX Cos., Inc.	9,420	727,507
Tiffany & Co.	1,726	104,665
Tractor Supply Co.	1,900	173,242
TripAdvisor, Inc. *	1,500	96,450
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	216,840
Urban Outfitters, Inc. *	1,200	33,000
		14,223,413
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	4,430	250,915
Applied Materials, Inc.	15,655	375,250
Broadcom Ltd.	5,204	808,702
First Solar, Inc. *	1,100	53,328
Intel Corp.	66,684	2,187,235
KLA-Tencor Corp.	2,200	161,150
Lam Research Corp.	2,312	194,347
Linear Technology Corp.	3,430	159,598
Microchip Technology, Inc.	3,000	152,280
Micron Technology, Inc. *	15,057	207,184
NVIDIA Corp.	7,068	332,267
Qorvo, Inc. *	1,950	107,757
QUALCOMM, Inc.	20,950	1,122,291
Skyworks Solutions, Inc.	2,600	164,528
Texas Instruments, Inc.	14,268	893,890
Xilinx, Inc.	3,513	162,055
		7,332,777
Software & Services 11.9%
Accenture plc, Class A	8,934	1,012,133
Activision Blizzard, Inc.	7,200	285,336
Adobe Systems, Inc. *	7,035	673,883
Akamai Technologies, Inc. *	2,375	132,834
Alliance Data Systems Corp. *	816	159,871
Alphabet, Inc., Class A *	4,123	2,900,654
Alphabet, Inc., Class C *	4,195	2,903,359
Autodesk, Inc. *	3,020	163,503
Automatic Data Processing, Inc.	6,615	607,720
CA, Inc.	4,044	132,764
Citrix Systems, Inc. *	2,060	164,985
Cognizant Technology Solutions Corp., Class A *	8,440	483,106
CSRA, Inc.	1,900	44,517
eBay, Inc. *	14,997	351,080
Electronic Arts, Inc. *	4,252	322,131
Facebook, Inc., Class A *	32,653	3,731,585
Fidelity National Information Services, Inc.	3,800	279,984
Fiserv, Inc. *	3,120	339,238
Global Payments, Inc.	2,100	149,898
International Business Machines Corp.	12,378	1,878,733
Intuit, Inc.	3,696	412,511
MasterCard, Inc., Class A	13,886	1,222,801
Microsoft Corp.	111,412	5,700,952
Oracle Corp.	44,562	1,823,923
Security	Number of Shares	Value ($)
Paychex, Inc.	4,446	264,537
PayPal Holdings, Inc. *	15,697	573,097
Red Hat, Inc. *	2,474	179,612
salesforce.com, Inc. *	8,869	704,287
Symantec Corp.	9,187	188,701
Teradata Corp. *	1,780	44,625
The Western Union Co.	6,559	125,802
Total System Services, Inc.	2,400	127,464
VeriSign, Inc. *	1,425	123,205
Visa, Inc., Class A	27,084	2,008,820
Xerox Corp.	14,267	135,394
Yahoo! Inc. *	12,294	461,763
		30,814,808
Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	4,400	252,252
Apple, Inc.	77,921	7,449,248
Cisco Systems, Inc.	70,561	2,024,395
Corning, Inc.	16,065	329,011
EMC Corp.	27,146	737,557
F5 Networks, Inc. *	895	101,887
FLIR Systems, Inc.	1,834	56,762
Harris Corp.	1,800	150,192
Hewlett Packard Enterprise Co.	24,669	450,703
HP, Inc.	24,769	310,851
Juniper Networks, Inc.	4,700	105,703
Motorola Solutions, Inc.	2,149	141,770
NetApp, Inc.	3,900	95,901
Seagate Technology plc	4,279	104,236
TE Connectivity Ltd.	5,232	298,799
Western Digital Corp.	3,861	182,471
		12,791,738
Telecommunication Services 2.9%
AT&T, Inc.	86,928	3,756,159
CenturyLink, Inc.	7,485	217,140
Frontier Communications Corp.	15,605	77,088
Level 3 Communications, Inc. *	3,967	204,261
Verizon Communications, Inc.	57,638	3,218,506
		7,473,154
Transportation 2.0%
Alaska Air Group, Inc.	1,800	104,922
American Airlines Group, Inc.	8,781	248,590
C.H. Robinson Worldwide, Inc.	2,200	163,350
CSX Corp.	13,501	352,106
Delta Air Lines, Inc.	10,922	397,888
Expeditors International of Washington, Inc.	2,600	127,504
FedEx Corp.	3,585	544,131
JB Hunt Transport Services, Inc.	1,192	96,469
Kansas City Southern	1,600	144,144
Norfolk Southern Corp.	4,200	357,546
Ryder System, Inc.	662	40,475
Southwest Airlines Co.	8,873	347,910
Union Pacific Corp.	11,856	1,034,436
United Continental Holdings, Inc. *	5,000	205,200
United Parcel Service, Inc., Class B	9,558	1,029,588
		5,194,259

See financial notes    11

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 3.6%
AES Corp.	9,089	113,431
Alliant Energy Corp.	3,211	127,477
Ameren Corp.	4,000	214,320
American Electric Power Co., Inc.	7,369	516,493
American Water Works Co., Inc.	3,000	253,530
CenterPoint Energy, Inc.	6,450	154,800
CMS Energy Corp.	4,096	187,843
Consolidated Edison, Inc.	4,535	364,795
Dominion Resources, Inc.	8,526	664,431
DTE Energy Co.	2,438	241,654
Duke Energy Corp.	9,537	818,179
Edison International	4,480	347,962
Entergy Corp.	2,527	205,571
Eversource Energy	4,336	259,726
Exelon Corp.	12,760	463,954
FirstEnergy Corp.	5,981	208,797
NextEra Energy, Inc.	6,632	864,813
NiSource, Inc.	4,092	108,520
NRG Energy, Inc.	4,386	65,746
PG&E Corp.	7,114	454,727
Pinnacle West Capital Corp.	1,550	125,643
PPL Corp.	9,867	372,479
Public Service Enterprise Group, Inc.	6,714	312,939
SCANA Corp.	2,200	166,452
Sempra Energy	3,431	391,203
The Southern Co.	12,729	682,656
WEC Energy Group, Inc.	4,396	287,059
Xcel Energy, Inc.	6,933	310,460
		9,285,660
Total Common Stock
(Cost $137,552,251)		257,410,874

Other Investment Companies 0.0% of net assets
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.31% (c)	93,575	93,575
Total Other Investment Company
(Cost $93,575)		93,575
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.7% of net assets
Time Deposit 0.7%
Skandinaviska Enskilda Banken
0.13%, 07/01/16 (d)	1,724,663	1,724,663
Total Short-Term Investment
(Cost $1,724,663)		1,724,663

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $142,136,033 and the unrealized appreciation and depreciation were $122,772,691 and ($5,679,612), respectively, with a net unrealized appreciation of $117,093,079.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $92,299.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 06/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	17	1,776,670	9,950

12    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$257,410,874	$—	$—	$257,410,874
Other Investment Companies[1]	93,575	—	—	93,575
Short-Term Investments[1]	—	1,724,663	—	1,724,663
Total	$257,504,449	$1,724,663	$—	$259,229,112
Other Financial Instruments
Futures Contracts[2]	$9,950	$—	$—	$9,950
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
See financial notes    13

Schwab S&P 500 Index Portfolio
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investment in affiliated issuer, at value (cost $248,723)		$428,979
Investments in unaffiliated issuers, at value (cost $139,028,191) including securities on loan of $92,299		258,706,558
Collateral invested for securities on loan, at value (cost $93,575)	+	93,575
Total investments, at value (cost $139,370,489)		259,229,112
Deposit with broker for futures contracts		126,000
Receivables:
Investments sold		197,938
Dividends		290,122
Fund shares sold		252,289
Variation margin on futures contracts		24,934
Foreign tax reclaims		896
Income from securities on loan	+	96
Total assets		260,121,387
Liabilities
Collateral held for securities on loan		93,575
Payables:
Investments bought		311,780
Investment adviser and administrator fees		7,351
Fund shares redeemed		4,975
Accrued expenses	+	56,608
Total liabilities		474,289
Net Assets
Total assets		260,121,387
Total liabilities	–	474,289
Net assets		$259,647,098
Net Assets by Source
Capital received from investors		141,334,581
Net investment income not yet distributed		2,610,820
Net realized capital losses		(4,166,876)
Net unrealized capital appreciation		119,868,573

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$259,647,098		8,471,363		$30.65

14    See financial notes

Schwab S&P 500 Index Portfolio
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$2,173
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $672)		2,799,606
Interest		1,307
Securities on loan	+	3,517
Total investment income		2,806,603
Expenses
Investment adviser and administrator fees		183,367
Portfolio accounting fees		21,083
Professional fees		20,725
Independent trustees' fees		13,812
Shareholder reports		13,159
Index fees		11,885
Transfer agent fees		10,125
Custodian fees		4,137
Registration fees		261
Other expenses	+	2,054
Total expenses		280,608
Expense reduction by CSIM	–	6,582
Net expenses	–	274,026
Net investment income		2,532,577
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,197,031
Net realized gains on futures contracts	+	74,398
Net realized gains		1,271,429
Net change in unrealized appreciation (depreciation) on affiliated issuer		(126,666)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		5,541,751
Net change in unrealized appreciation (depreciation) on futures contracts	+	31,035
Net change in unrealized appreciation (depreciation)	+	5,446,120
Net realized and unrealized gains		6,717,549
Increase in net assets resulting from operations		$9,250,126
See financial notes    15

Schwab S&P 500 Index Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$2,532,577	$4,631,910
Net realized gains		1,271,429	2,309,824
Net change in unrealized appreciation (depreciation)	+	5,446,120	(4,310,783)
Increase in net assets from operations		9,250,126	2,630,951
Distributions to Shareholders
Distributions from net investment income		($4,586,677)	($3,678,538)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		798,366	$23,889,726	1,566,582	$47,451,969
Shares reinvested		149,647	4,586,677	122,292	3,678,538
Shares redeemed	+	(620,183)	(18,497,997)	(1,140,704)	(34,550,191)
Net transactions in fund shares		327,830	$9,978,406	548,170	$16,580,316
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,143,533	$245,005,243	7,595,363	$229,472,514
Total increase	+	327,830	14,641,855	548,170	15,532,729
End of period		8,471,363	$259,647,098	8,143,533	$245,005,243
Net investment income not yet distributed			$2,610,820		$4,664,920
16    See financial notes

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to
17

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of
18

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue.
As of June 30, 2016, the fund had securities on loan, all of which were classified as common stocks. The values of these securities on loan and the related collateral , if any, are disclosed in the fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in the fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
19

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
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Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in its index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s performance also will lag those investments.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.15%, as a percentage of the fund's average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.28% through April 29, 2018.
21

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares during the report period:
Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/16	Market Value at 06/30/16	Realized Gains (Losses) 01/01/16 to 06/30/16	Dividends Received 01/01/16 to 06/30/16
15,749	1,200	—	16,949	$428,979	$—	$2,173
The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2016, the fund's aggregate security transactions with other Schwab Funds were $526,099.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$15,217,807	$2,545,205
8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at June 30, 2016 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in
22

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)
8. Derivatives (continued):
futures contracts. During the period ended June 30, 2016, the month-end average contract values of futures contracts held by the fund was $1,719,208 and the month-end average number of contracts held was 17.
9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:
Expiration Date
December 31, 2016	$694,605
December 31, 2017	1,365,160
December 31, 2018	257,470
Total	$2,317,235
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of

24

its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
29

Notes

Schwab VIT Balanced Portfolio
Semiannual report dated June 30, 2016

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
The six-month reporting period ended June 30, 2016, was marked by heightened levels of volatility in both equity and fixed-income markets across the globe. Lackluster global growth and fluctuating oil and commodities prices weighed on many international stocks, while a relatively strong U.S. economy contributed to the modest performances of many U.S. companies. In fixed-income markets, demand increased for perceived safer securities as investors sought yield and stability, keeping bond yields low over the reporting period. Market volatility jumped in the last week of June after the United Kingdom (U.K.) voted to leave the European Union (EU), also known as Brexit, causing a sharp selloff in global equity markets and a drop in U.S. Treasury yields. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.84%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -4.42%. Meanwhile, the Barclays U.S. Aggregate Bond Index returned 5.31% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 13.50%.
Over the reporting period, U.S. short-term interest rate policy remained uncertain as the Federal Reserve (Fed) contended with mixed economic signals domestically and unstable economic growth internationally. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China and in Europe, the likelihood of future increases diminished. After the Fed left short-term interest rates unchanged at meetings in January, March, April, and June, projections from Fed officials were for one rate increase in 2016. At the same time, however, market expectations indicated a 50% chance of one short-term interest rate increase before June 2017.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab VIT Balanced Portfolio1

The Investment Environment continued
Outside the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. Over the reporting period, the European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen over most of the reporting period added to the headwinds these regions faced. The People’s Bank of China (PBOC) also implemented additional easing measures such as lowering the reserve requirement for banks, increasing the funds available for banks to make loans. Though the Fed held short-term rates steady for the duration of the reporting period, diverging central bank policies remained a contributor to market volatility and highlighted the relative strength of the U.S. economy compared to most other economies around the world.
Events in China and Europe continued to factor into equity and fixed-income market movements. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. Declining global demand resulted in weak exports and imports, and while Chinese industrial output and retail sales rose faster than expected in March, both measurements dropped and leveled off as the reporting period continued. The results of the U.K. referendum regarding EU membership also affected both global stocks and bonds. The U.K. unexpectedly voted to leave the EU at the end of June, prompting a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. As global growth concerns intensified in response to this announcement, demand rose for perceived safe haven assets.
Over the six-month reporting period, U.S. bond yields remained low. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
2Schwab VIT Balanced Portfolio

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab VIT Balanced Portfolio3

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab VIT Balanced Portfolio (07/25/12)	3.70%	1.01%	3.89%	4.47%
VIT Balanced Composite Index	3.98%	1.64%	4.53%	5.19%
S&P 500 Index	3.84%	3.99%	11.66%	14.54%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	4.06%	2.52%
Fund Category: Morningstar Allocation – 30% to 50% Equity	3.34%	1.02%	4.64%	5.31%
Fund Expense Ratios3: Net 0.74%; Gross 0.81%

Statistics
Number of Holdings	16
Portfolio Turnover Rate[4]	53%
Asset Class Weightings % of Investments[5]
Fixed Income	37.7%
Stocks – U.S.	20.1%
Stocks – International	17.5%
Money Market Fund	11.9%
Real Assets	9.4%
Short-Term Investments	3.4%
Total	100.0%
Top Holdings % of Net Assets[6,7]
Schwab U.S. Aggregate Bond ETF	34.1%
Schwab U.S. Large-Cap ETF	15.0%
Schwab Variable Share Price Money Fund, Ultra Shares	12.0%
Schwab International Equity ETF	10.8%
Schwab U.S. REIT ETF	6.5%
Schwab Emerging Markets Equity ETF	4.8%
Schwab U.S. Small-Cap ETF	4.2%
Credit Suisse Commodity Return Strategy Fund, Class I	2.9%
SPDR Barclays International Treasury Bond ETF	2.0%
Schwab International Small-Cap Equity ETF	2.0%
Total	94.3%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.
4Schwab VIT Balanced Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab VIT Balanced Portfolio
Actual Return	0.57%	$1,000.00	$ 1,037.00	$2.89
Hypothetical 5% Return	0.57%	$1,000.00	$1,022.07	$ 2.87

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab VIT Balanced Portfolio5

Schwab VIT Balanced Portfolio
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.25	$11.61	$11.21	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03 [2]	0.13 [2]	0.15 [2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	0.38	(0.36)	0.31	0.55	0.42
Total from investment operations	0.41	(0.23)	0.46	0.72	0.50
Less distributions:
Distributions from net investment income	(0.12)	(0.12)	(0.06)	(0.01)	—
Distributions from net realized gains	(0.00) [3]	(0.01)	(0.00) [3]	—	—
Total distributions	(0.12)	(0.13)	(0.06)	(0.01)	—
Net asset value at end of period	$11.54	$11.25	$11.61	$11.21	$10.50
Total return	3.70% [4]	(2.00%)	4.15%	6.89%	5.00% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.57% [6]	0.58%	0.57%	0.58%	0.58% [6]
Gross operating expenses[5]	0.60% [6]	0.65%	0.70%	1.07%	10.58% [6]
Net investment income (loss)	0.61% [6]	1.15%	1.29%	1.55%	3.94% [6]
Portfolio turnover rate	53% [4],[7]	9%	14%	18%	1% [4]
Net assets, end of period (x 1,000,000)	$55	$50	$44	$28	$2

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab Aggregate Bond ETF, which reduces costs for shareholders.
6    See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.1%	Other Investment Companies	51,637,885	53,464,575
3.4%	Short-Term Investments	1,870,613	1,870,613
100.5%	Total Investments	53,508,498	55,335,188
(0.5%)	Other Assets and Liabilities, Net		(267,290)
100.0%	Net Assets		55,067,898

Security	Number of Shares	Value ($)
Other Investment Companies 97.1% of net assets
U.S. Stocks 20.2%
Large-Cap 15.0%
Schwab U.S. Large-Cap ETF (a)	165,521	8,237,980
Micro-Cap 1.0%
iShares Micro-Cap ETF	7,689	543,766
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF (a)	43,310	2,340,039
		11,121,785
International Stocks 17.6%
Developed-Market Large-Cap 10.8%
Schwab International Equity ETF (a)	219,736	5,957,043
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	38,169	1,099,076
Emerging-Market 4.8%
Schwab Emerging Markets Equity ETF (a)	123,593	2,631,295
		9,687,414
Real Assets 9.4%
Commodity 2.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	309,844	1,586,400
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	82,952	3,603,435
		5,189,835
Security	Number of Shares	Value ($)
Fixed Income 37.9%
Corporate Bond 34.1%
Schwab U.S. Aggregate Bond ETF (a)	349,665	18,784,004
Inflation-Protected Bond 1.8%
Schwab U.S. TIPS ETF (a)	17,044	962,645
International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF *	19,638	1,122,507
		20,869,156
Money Market Fund 12.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.38% (a)(b)	6,595,725	6,596,385
Total Other Investment Companies
(Cost $51,637,885)		53,464,575
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets
Time Deposits 3.4%
Bank of Montreal
0.13%, 07/01/16 (c)	547,262	547,262
JPMorgan Chase Bank
0.13%, 07/01/16 (c)	547,262	547,262
Skandinaviska Enskilda Banken
0.13%, 07/01/16 (c)	228,827	228,827
Wells Fargo
0.13%, 07/01/16 (c)	547,262	547,262
Total Short-Term Investments
(Cost $1,870,613)		1,870,613

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $53,811,268 and the unrealized appreciation and depreciation were $2,500,533 and ($976,613) respectively, with a net unrealized appreciation of $1,523,920.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

See financial notes    7

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$53,464,575	$—	$—	$53,464,575
Short-Term Investments[1]	—	1,870,613	—	1,870,613
Total	$53,464,575	$1,870,613	$—	$55,335,188
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
8    See financial notes

Schwab VIT Balanced Portfolio
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $48,065,529)		$50,211,902
Investments in unaffiliated issuers, at value (cost $5,442,969)	+	5,123,286
Total investments, at value (cost $53,508,498)		55,335,188
Receivables:
Investments sold		80,952
Dividends	+	1,016
Total assets		55,417,156
Liabilities
Payables:
Investments bought		315,224
Investment adviser and administrator fees		4,686
Fund shares redeemed		3,005
Accrued expenses	+	26,343
Total liabilities		349,258
Net Assets
Total assets		55,417,156
Total liabilities	–	349,258
Net assets		$55,067,898
Net Assets by Source
Capital received from investors		53,006,228
Net investment income not yet distributed		157,901
Net realized capital gains		77,079
Net unrealized capital appreciation		1,826,690

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$55,067,898		4,771,282		$11.54

See financial notes    9

Schwab VIT Balanced Portfolio
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$183,478
Dividends received from unaffiliated underlying funds		123,188
Interest	+	1,090
Total investment income		307,756
Expenses
Investment adviser and administrator fees		117,151
Professional fees		14,471
Transfer agent fees		10,011
Independent trustees' fees		6,326
Shareholder reports		3,029
Portfolio accounting fees		2,588
Custodian fees		1,825
Registration fees		228
Other expenses	+	490
Total expenses		156,119
Expense reduction by CSIM	–	6,497
Net expenses	–	149,622
Net investment income		158,134
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		193,725
Net realized gains on sales of unaffiliated underlying funds	+	157,465
Net realized gains		351,190
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		1,089,610
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	437,419
Net change in unrealized appreciation (depreciation)	+	1,527,029
Net realized and unrealized gains		1,878,219
Increase in net assets resulting from operations		$2,036,353
10    See financial notes

Schwab VIT Balanced Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$158,134	$548,408
Net realized gains (losses)		351,190	(71,117)
Net change in unrealized appreciation (depreciation)	+	1,527,029	(1,422,760)
Increase (decrease) in net assets from operations		2,036,353	(945,469)
Distributions to Shareholders
Distributions from net investment income		(580,069)	(488,556)
Distributions from net realized gains	+	(16,519)	(49,718)
Total distributions		($596,588)	($538,274)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		605,116	$6,778,934	940,604	$10,818,577
Shares reinvested		51,697	596,588	46,604	538,274
Shares redeemed	+	(293,188)	(3,345,954)	(405,834)	(4,681,397)
Net transactions in fund shares		363,625	$4,029,568	581,374	$6,675,454
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,407,657	$49,598,565	3,826,283	$44,406,854
Total increase	+	363,625	5,469,333	581,374	5,191,711
End of period		4,771,282	$55,067,898	4,407,657	$49,598,565
Net investment income not yet distributed			$157,901		$579,836
See financial notes    11

Schwab VIT Balanced Portfolio
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide
12

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2016 are disclosed in the Portfolio Holdings.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—an underlying fund's small-cap holdings could reduce performance.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company's earning or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2016, the Schwab VIT Balanced Portfolio's ownership percentages of other related funds' shares are:
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. Small-Cap ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab Emerging Markets Equity ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. TIPS ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.6%
Schwab Variable Share Price Money Fund, Ultra Shares	7.5%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/16	Market Value at 06/30/16	Realized Gains (Losses) 01/01/16 to 06/30/16	Distributions Received* 01/01/16 to 06/30/16
Schwab U.S. Large-Cap ETF	156,809	17,300	(8,588)	165,521	$8,237,980	($2,777)	$80,920
Schwab U.S. Small-Cap ETF	37,649	7,473	(1,812)	43,310	2,340,039	(2,626)	16,252
Schwab International Equity ETF	199,918	28,722	(8,904)	219,736	5,957,043	(30,272)	—
Schwab International Small-Cap Equity ETF	33,850	6,230	(1,911)	38,169	1,099,076	(5,595)	—
Schwab Emerging Markets Equity ETF	114,515	15,323	(6,245)	123,593	2,631,295	(27,295)	—
Schwab U.S. REIT ETF	80,742	10,891	(8,681)	82,952	3,603,435	28,267	36,255
Schwab U.S. Aggregate Bond ETF	—	353,180	(3,515)	349,665	18,784,004	906	—
Schwab U.S. TIPS ETF	15,987	2,354	(1,297)	17,044	962,645	(3,003)	—
Schwab Intermediate-Term U.S. Treasury ETF	111,841	11,038	(122,879)	—	—	236,120	39,767
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	6,086,933	2,403	(6,089,336)	—	—	—	2,885
Schwab Variable Share Price Money Fund, Ultra Shares	—	6,595,725	—	6,595,725	6,596,385	—	7,399
Total					$50,211,902	$193,725	$183,478
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$30,503,339	$27,121,350
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
20

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to Schwab VIT Balanced Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of

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its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts . The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
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Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 2% Barclays Global Treasury ex-U.S. Capped Index, 34% Barclays U.S. Aggregate Bond Index, 15% Barclays U.S. Treasury Bills: 1–3 Months Index, 2% Barclays U.S. TIPS Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones
U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex-U.S. Index (Net), 2% FTSE Developed Small Cap ex-U.S. Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 12% Barclays 3–10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1–3 Month Index.
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Notes

Notes

Schwab VIT Balanced with Growth Portfolio
Semiannual report dated June 30, 2016

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
The six-month reporting period ended June 30, 2016, was marked by heightened levels of volatility in both equity and fixed-income markets across the globe. Lackluster global growth and fluctuating oil and commodities prices weighed on many international stocks, while a relatively strong U.S. economy contributed to the modest performances of many U.S. companies. In fixed-income markets, demand increased for perceived safer securities as investors sought yield and stability, keeping bond yields low over the reporting period. Market volatility jumped in the last week of June after the United Kingdom (U.K.) voted to leave the European Union (EU), also known as Brexit, causing a sharp selloff in global equity markets and a drop in U.S. Treasury yields. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.84%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -4.42%. Meanwhile, the Barclays U.S. Aggregate Bond Index returned 5.31% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 13.50%.
Over the reporting period, U.S. short-term interest rate policy remained uncertain as the Federal Reserve (Fed) contended with mixed economic signals domestically and unstable economic growth internationally. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China and in Europe, the likelihood of future increases diminished. After the Fed left short-term interest rates unchanged at meetings in January, March, April, and June, projections from Fed officials were for one rate increase in 2016. At the same time, however, market expectations indicated a 50% chance of one short-term interest rate increase before June 2017.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2015

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab VIT Balanced with Growth Portfolio1

The Investment Environment continued
Outside the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. Over the reporting period, the European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen over most of the reporting period added to the headwinds these regions faced. The People’s Bank of China (PBOC) also implemented additional easing measures such as lowering the reserve requirement for banks, increasing the funds available for banks to make loans. Though the Fed held short-term rates steady for the duration of the reporting period, diverging central bank policies remained a contributor to market volatility and highlighted the relative strength of the U.S. economy compared to most other economies around the world.
Events in China and Europe continued to factor into equity and fixed-income market movements. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. Declining global demand resulted in weak exports and imports, and while Chinese industrial output and retail sales rose faster than expected in March, both measurements dropped and leveled off as the reporting period continued. The results of the U.K. referendum regarding EU membership also affected both global stocks and bonds. The U.K. unexpectedly voted to leave the EU at the end of June, prompting a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. As global growth concerns intensified in response to this announcement, demand rose for perceived safe haven assets.
Over the six-month reporting period, U.S. bond yields remained low. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
2Schwab VIT Balanced with Growth Portfolio

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab VIT Balanced with Growth Portfolio3

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	3.71%	-0.26%	4.62%	5.83%
VIT Balanced with Growth Composite Index	3.85%	0.32%	5.25%	6.66%
S&P 500 Index	3.84%	3.99%	11.66%	14.54%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	4.06%	2.52%
Fund Category: Morningstar Allocation – 50% to 70% Equity	2.66%	0.17%	6.20%	8.02%
Fund Expense Ratios3: 0.69%

Statistics
Number of Holdings	16
Portfolio Turnover Rate[4]	33%
Asset Class Weightings % of Investments[5]
Fixed Income	29.7%
Stocks – U.S.	29.0%
Stocks – International	25.4%
Real Assets	10.4%
Short-Term Investments	3.3%
Money Market Fund	2.2%
Total	100.0%
Top Holdings % of Net Assets[6,7]
Schwab U.S. Aggregate Bond ETF	27.1%
Schwab U.S. Large-Cap ETF	22.0%
Schwab International Equity ETF	16.7%
Schwab U.S. REIT ETF	6.6%
Schwab U.S. Small-Cap ETF	6.2%
Schwab Emerging Markets Equity ETF	5.8%
Credit Suisse Commodity Return Strategy Fund, Class I	3.9%
Schwab International Small-Cap Equity ETF	3.0%
Schwab Variable Share Price Money Fund, Ultra Shares	2.2%
Schwab U.S. TIPS ETF	1.8%
Total	95.3%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.14%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.
4Schwab VIT Balanced with Growth Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.52%	$1,000.00	$ 1,037.10	$2.63
Hypothetical 5% Return	0.52%	$1,000.00	$1,022.31	$2.61

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab VIT Balanced with Growth Portfolio5

Schwab VIT Balanced with Growth Portfolio
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.80	$12.26	$11.86	$10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04 [2]	0.17 [2]	0.19 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	0.40	(0.47)	0.30	0.93	0.62
Total from investment operations	0.44	(0.30)	0.49	1.16	0.71
Less distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.09)	(0.01)	—
Distributions from net realized gains	(0.01)	(0.01)	(0.00) [3]	—	—
Total distributions	(0.17)	(0.16)	(0.09)	(0.01)	—
Net asset value at end of period	$12.07	$11.80	$12.26	$11.86	$10.71
Total return	3.71% [4]	(2.47%)	4.15%	10.79%	7.10% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.52% [6]	0.53%	0.55%	0.58%	0.58% [6]
Gross operating expenses[5]	0.53% [6]	0.55%	0.57%	0.75%	16.10% [6]
Net investment income (loss)	0.68% [6]	1.41%	1.53%	2.07%	4.80% [6]
Portfolio turnover rate	33% [4],[7]	7%	8%	14%	1% [4]
Net assets, end of period (x 1,000,000)	$124	$116	$99	$70	$2

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab Aggregate Bond ETF, which reduces costs for shareholders.
6    See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	117,061,928	120,900,937
3.3%	Short-Term Investments	4,096,997	4,096,997
100.6%	Total Investments	121,158,925	124,997,934
(0.6%)	Other Assets and Liabilities, Net		(760,577)
100.0%	Net Assets		124,237,357

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
U.S. Stocks 29.2%
Large-Cap 22.0%
Schwab U.S. Large-Cap ETF (a)	549,018	27,324,626
Micro-Cap 1.0%
iShares Micro-Cap ETF	17,968	1,270,697
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF (a)	141,833	7,663,237
		36,258,560
International Stocks 25.5%
Developed-Market Large-Cap 16.7%
Schwab International Equity ETF (a)	767,237	20,799,795
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	127,334	3,666,583
Emerging-Market 5.8%
Schwab Emerging Markets Equity ETF (a)	339,538	7,228,764
		31,695,142
Real Assets 10.5%
Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	950,305	4,865,561
Real Estate 6.6%
Schwab U.S. REIT ETF (a)	188,277	8,178,753
		13,044,314
Security	Number of Shares	Value ($)
Fixed Income 29.9%
Corporate Bond 27.1%
Schwab U.S. Aggregate Bond ETF (a)	626,289	33,644,245
Inflation-Protected Bond 1.8%
Schwab U.S. TIPS ETF (a)	39,274	2,218,196
International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF *	22,045	1,260,092
		37,122,533
Money Market Fund 2.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.38% (a)(b)	2,780,111	2,780,388
Total Other Investment Companies
(Cost $117,061,928)		120,900,937
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets
Time Deposits 3.3%
Bank of Montreal
0.13%, 07/01/16 (c)	1,232,205	1,232,205
JPMorgan Chase Bank
0.13%, 07/01/16 (c)	1,232,205	1,232,205
Skandinaviska Enskilda Banken
0.13%, 07/01/16 (c)	400,382	400,382
Wells Fargo
0.13%, 07/01/16 (c)	1,232,205	1,232,205
Total Short-Term Investments
(Cost $4,096,997)		4,096,997

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $121,626,561 and the unrealized appreciation and depreciation were $7,211,068 and ($3,839,695) respectively, with a net unrealized appreciation of $3,371,373.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

See financial notes    7

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$120,900,937	$—	$—	$120,900,937
Short-Term Investments[1]	—	4,096,997	—	4,096,997
Total	$120,900,937	$4,096,997	$—	$124,997,934
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
8    See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $108,451,650)		$113,504,587
Investments in unaffiliated issuers, at value (cost $12,707,275)	+	11,493,347
Total investments, at value (cost $121,158,925)		124,997,934
Receivables:
Investments sold		101,190
Dividends		424
Interest	+	17
Total assets		125,099,565
Liabilities
Payables:
Investments bought		803,103
Investment adviser and administrator fees		10,577
Fund shares redeemed		18,557
Accrued expenses	+	29,971
Total liabilities		862,208
Net Assets
Total assets		125,099,565
Total liabilities	–	862,208
Net assets		$124,237,357
Net Assets by Source
Capital received from investors		119,823,336
Net investment income not yet distributed		397,526
Net realized capital gains		177,486
Net unrealized capital appreciation		3,839,009

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$124,237,357		10,291,683		$12.07

See financial notes    9

Schwab VIT Balanced with Growth Portfolio
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$472,900
Dividends received from unaffiliated underlying funds		224,218
Interest	+	2,379
Total investment income		699,497
Expenses
Investment adviser and administrator fees		263,192
Professional fees		16,154
Transfer agent fees		10,054
Independent trustees' fees		8,827
Portfolio accounting fees		3,077
Shareholder reports		3,027
Custodian fees		2,619
Registration fees		498
Other expenses	+	1,004
Total expenses		308,452
Expense reduction by CSIM	–	6,526
Net expenses	–	301,926
Net investment income		397,571
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		301,961
Net realized gains on sales of unaffiliated underlying funds	+	335,662
Net realized gains		637,623
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,535,538
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	879,029
Net change in unrealized appreciation (depreciation)	+	3,414,567
Net realized and unrealized gains		4,052,190
Increase in net assets resulting from operations		$4,449,761
10    See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$397,571	$1,535,976
Net realized gains (losses)		637,623	(66,066)
Net change in unrealized appreciation (depreciation)	+	3,414,567	(4,525,367)
Increase (decrease) in net assets from operations		4,449,761	(3,055,457)
Distributions to Shareholders
Distributions from net investment income		(1,597,912)	(1,356,819)
Distributions from net realized gains	+	(107,610)	(87,737)
Total distributions		($1,705,522)	($1,444,556)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		674,699	$7,952,196	2,055,682	$25,269,529
Shares reinvested		141,302	1,705,522	117,730	1,444,556
Shares redeemed	+	(315,780)	(3,739,666)	(480,612)	(5,915,610)
Net transactions in fund shares		500,221	$5,918,052	1,692,800	$20,798,475
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,791,462	$115,575,066	8,098,662	$99,276,604
Total increase	+	500,221	8,662,291	1,692,800	16,298,462
End of period		10,291,683	$124,237,357	9,791,462	$115,575,066
Net investment income not yet distributed			$397,526		$1,597,867
See financial notes    11

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide
12

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2016 are disclosed in the Portfolio Holdings.
13

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
14

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—an underlying fund's small-cap holdings could reduce performance.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2016, the Schwab VIT Balanced with Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab U.S. Large-Cap ETF	0.5%
Schwab U.S. Small-Cap ETF	0.2%
Schwab International Equity ETF	0.4%
Schwab International Small-Cap Equity ETF	0.5%
Schwab Emerging Markets Equity ETF	0.4%
Schwab U.S. REIT ETF	0.3%
Schwab U.S. TIPS ETF	0.2%
Schwab U.S. Aggregate Bond ETF	1.1%
Schwab Variable Share Price Money Fund, Ultra Shares	3.2%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/16	Market Value at 06/30/16	Realized Gains (Losses) 01/01/16 to 06/30/16	Distributions Received* 01/01/16 to 06/30/16
Schwab U.S. Large-Cap ETF	531,657	20,740	(3,379)	549,018	$27,324,626	($15,441)	$266,417
Schwab U.S. Small-Cap ETF	131,399	14,328	(3,894)	141,833	7,663,237	(26,617)	53,767
Schwab International Equity ETF	717,109	54,316	(4,188)	767,237	20,799,795	(19,267)	—
Schwab International Small-Cap Equity ETF	120,170	8,680	(1,516)	127,334	3,666,583	(5,017)	—
Schwab Emerging Markets Equity ETF	326,853	18,973	(6,288)	339,538	7,228,764	(38,557)	—
Schwab U.S. REIT ETF	188,568	8,761	(9,052)	188,277	8,178,753	15,368	81,303
Schwab U.S. Aggregate Bond ETF	—	626,289	—	626,289	33,644,245	—	—
Schwab U.S. TIPS ETF	37,266	2,008	—	39,274	2,218,196	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	2,780,111	—	2,780,111	2,780,388	—	3,128
Schwab Intermediate-Term U.S. Treasury ETF	195,906	8,249	(204,155)	—	—	391,492	66,969
Schwab Value Advantage Money Fund, Ultra Shares	2,776,312	1,096	(2,777,408)	—	—	—	1,316
Total					$113,504,587	$301,961	$472,900
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$42,256,358	$37,897,324
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to Schwab VIT Balanced Growth Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of

21

its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts . The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
22

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
23

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
24

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
25

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
26

Glossary
Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
27

Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Balanced with Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 1% Barclays Global Treasury ex-U.S. Capped Index, 27% Barclays U.S. Aggregate Bond Index, 5% Barclays U.S. Treasury Bills: 1–3 Months Index, 2% Barclays U.S. TIPS Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow
Jones U.S. Small Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex-U.S. Index (Net), 3% FTSE Developed Small Cap ex-U.S. Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 9% Barclays 3–10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bills: 1–3 Month Index.
28

Notes

Notes

Schwab VIT Growth Portfolio
Semiannual report dated June 30, 2016

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
The six-month reporting period ended June 30, 2016, was marked by heightened levels of volatility in both equity and fixed-income markets across the globe. Lackluster global growth and fluctuating oil and commodities prices weighed on many international stocks, while a relatively strong U.S. economy contributed to the modest performances of many U.S. companies. In fixed-income markets, demand increased for perceived safer securities as investors sought yield and stability, keeping bond yields low over the reporting period. Market volatility jumped in the last week of June after the United Kingdom (U.K.) voted to leave the European Union (EU), also known as Brexit, causing a sharp selloff in global equity markets and a drop in U.S. Treasury yields. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.84%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -4.42%. Meanwhile, the Barclays U.S. Aggregate Bond Index returned 5.31% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 13.50%.
Over the reporting period, U.S. short-term interest rate policy remained uncertain as the Federal Reserve (Fed) contended with mixed economic signals domestically and unstable economic growth internationally. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China and in Europe, the likelihood of future increases diminished. After the Fed left short-term interest rates unchanged at meetings in January, March, April, and June, projections from Fed officials were for one rate increase in 2016. At the same time, however, market expectations indicated a 50% chance of one short-term interest rate increase before June 2017.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab VIT Growth Portfolio1

The Investment Environment continued
Outside the U.S., many other countries’ central banks maintained or increased their accommodative policies to stimulate economic growth. Over the reporting period, the European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, while the Bank of Japan introduced sub-zero interest rates in February. However, with recession fears lingering in parts of Europe and Japan, the weakening of the U.S. dollar against the euro and the Japanese yen over most of the reporting period added to the headwinds these regions faced. The People’s Bank of China (PBOC) also implemented additional easing measures such as lowering the reserve requirement for banks, increasing the funds available for banks to make loans. Though the Fed held short-term rates steady for the duration of the reporting period, diverging central bank policies remained a contributor to market volatility and highlighted the relative strength of the U.S. economy compared to most other economies around the world.
Events in China and Europe continued to factor into equity and fixed-income market movements. In January, the PBOC devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. Declining global demand resulted in weak exports and imports, and while Chinese industrial output and retail sales rose faster than expected in March, both measurements dropped and leveled off as the reporting period continued. The results of the U.K. referendum regarding EU membership also affected both global stocks and bonds. The U.K. unexpectedly voted to leave the EU at the end of June, prompting a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. As global growth concerns intensified in response to this announcement, demand rose for perceived safe haven assets.
Over the six-month reporting period, U.S. bond yields remained low. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
2Schwab VIT Growth Portfolio

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Schwab VIT Growth Portfolio3

Schwab VIT Growth Portfolio
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Portfolio and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab VIT Growth Portfolio (07/25/12)	3.20%	-1.75%	5.13%	7.29%
VIT Growth Composite Index	3.20%	-1.36%	5.70%	7.96%
S&P 500 Index	3.84%	3.99%	11.66%	14.54%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	4.06%	2.52%
Fund Category: Morningstar Allocation – 70% to 85% Equity	1.87%	-2.11%	6.25%	8.80%
Fund Expense Ratios3: 0.66%

Statistics
Number of Holdings	14
Portfolio Turnover Rate[4]	19%
Asset Class Weightings % of Investments[5]
Stocks – U.S.	38.2%
Stocks – International	33.4%
Fixed Income	12.9%
Real Assets	10.5%
Short-Term Investments	2.5%
Money Market Fund	2.5%
Total	100.0%
Top Holdings % of Net Assets[6,7]
Schwab U.S. Large-Cap ETF	29.0%
Schwab International Equity ETF	20.6%
Schwab U.S. Aggregate Bond ETF	12.1%
Schwab Emerging Markets Equity ETF	7.9%
Schwab U.S. Small-Cap ETF	7.2%
Schwab U.S. REIT ETF	6.5%
Schwab International Small-Cap Equity ETF	4.9%
Credit Suisse Commodity Return Strategy Fund, Class I	4.0%
Schwab Variable Share Price Money Fund, Ultra Shares	2.5%
iShares Micro-Cap ETF	2.0%
Total	96.7%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.12%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.
4Schwab VIT Growth Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab VIT Growth Portfolio
Actual Return	0.52%	$1,000.00	$1,032.00	$2.63
Hypothetical 5% Return	0.52%	$1,000.00	$1,022.31	$2.61

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab VIT Growth Portfolio5

Schwab VIT Growth Portfolio
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$12.50	$13.05	$12.65	$10.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03 [2]	0.19 [2]	0.20 [2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	0.37	(0.55)	0.30	1.37	0.82
Total from investment operations	0.40	(0.36)	0.50	1.70	0.95
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.10)	(0.00) [3]	—
Distributions from net realized gains	(0.02)	(0.02)	(0.00) [3]	—	—
Total distributions	(0.19)	(0.19)	(0.10)	(0.00) [3]	—
Net asset value at end of period	$12.71	$12.50	$13.05	$12.65	$10.95
Total return	3.20% [4]	(2.85%)	3.97%	15.56%	9.50% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.52% [6]	0.52%	0.54%	0.58%	0.59% [6],[7]
Gross operating expenses[5]	0.53% [6]	0.54%	0.56%	0.77%	26.08% [6]
Net investment income (loss)	0.56% [6]	1.42%	1.56%	2.72%	3.96% [6]
Portfolio turnover rate	19% [4],[8]	7%	9%	9%	29% [4]
Net assets, end of period (x 1,000,000)	$125	$121	$107	$77	$1

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.
8
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab Aggregate Bond ETF, which reduces costs for shareholders.
6    See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.5%	Other Investment Companies	117,536,503	121,705,591
2.5%	Short-Term Investments	3,086,998	3,086,998
100.0%	Total Investments	120,623,501	124,792,589
(0.0%)	Other Assets and Liabilities, Net		(50,336)
100.0%	Net Assets		124,742,253

Security	Number of Shares	Value ($)
Other Investment Companies 97.5% of net assets
U.S. Stocks 38.2%
Large-Cap 29.0%
Schwab U.S. Large-Cap ETF (a)	726,322	36,149,046
Micro-Cap 2.0%
iShares Micro-Cap ETF	35,815	2,532,837
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF (a)	166,520	8,997,075
		47,678,958
International Stocks 33.4%
Developed-Market Large-Cap 20.6%
Schwab International Equity ETF (a)	946,979	25,672,601
Developed-Market Small-Cap 4.9%
Schwab International Small-Cap Equity ETF (a)	212,649	6,123,228
Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF (a)	467,473	9,952,500
		41,748,329
Real Assets 10.5%
Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	962,986	4,930,489
Security	Number of Shares	Value ($)
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	187,874	8,161,247
		13,091,736
Fixed Income 12.9%
Corporate Bond 12.1%
Schwab U.S. Aggregate Bond ETF (a)	281,249	15,108,696
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF (a)	17,578	992,806
		16,101,502
Money Market Fund 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.38% (a)(b)	3,084,758	3,085,066
Total Other Investment Companies
(Cost $117,536,503)		121,705,591
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets
Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.13%, 07/01/16 (c)	617,562	617,562
DNB
0.13%, 07/01/16 (c)	1,234,718	1,234,718
National Australia Bank
0.13%, 07/01/16 (c)	1,234,718	1,234,718
Total Short-Term Investments
(Cost $3,086,998)		3,086,998

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $121,503,195 and the unrealIzed appreciation and depreciation were $8,167,877 and ($4,878,483), respectively, with a net unrealized appreciation of $3,289,394.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

See financial notes    7

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$121,705,591	$—	$—	$121,705,591
Short-Term Investments[1]	—	3,086,998	—	3,086,998
Total	$121,705,591	$3,086,998	$—	$124,792,589
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
8    See financial notes

Schwab VIT Growth Portfolio
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $108,942,042)		$114,242,265
Investments in unaffiliated issuers, at value (cost $11,681,459)	+	10,550,324
Total investments, at value (cost $120,623,501)		124,792,589
Receivables:
Investments sold		192,260
Dividends		472
Interest	+	13
Total assets		124,985,334
Liabilities
Payables:
Investments bought		190,043
Investment adviser and administrator fees		10,654
Fund shares redeemed		12,865
Accrued expenses	+	29,519
Total liabilities		243,081
Net Assets
Total assets		124,985,334
Total liabilities	–	243,081
Net assets		$124,742,253
Net Assets by Source
Capital received from investors		120,794,720
Net investment income not yet distributed		331,658
Net realized capital losses		(553,213)
Net unrealized capital appreciation		4,169,088

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$124,742,253		9,813,841		$12.71

See financial notes    9

Schwab VIT Growth Portfolio
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends received from affiliated underlying funds		$545,788
Dividends received from unaffiliated underlying funds		92,554
Interest	+	2,152
Total investment income		640,494
Expenses
Investment adviser and administrator fees		269,252
Professional fees		16,336
Transfer agent fees		9,959
Independent trustees' fees		9,022
Shareholder reports		3,146
Portfolio accounting fees		3,105
Custodian fees		2,301
Registration fees		497
Other expenses	+	1,072
Total expenses		314,690
Expense reduction by CSIM	–	6,460
Net expenses	–	308,230
Net investment income		332,264
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(52,661)
Net realized gains on sales of unaffiliated underlying funds	+	138,520
Net realized gains		85,859
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,866,088
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	639,336
Net change in unrealized appreciation (depreciation)	+	3,505,424
Net realized and unrealized gains		3,591,283
Increase in net assets resulting from operations		$3,923,547
10    See financial notes

Schwab VIT Growth Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$332,264	$1,660,256
Net realized gains (losses)		85,859	(208,886)
Net change in unrealized appreciation (depreciation)	+	3,505,424	(5,346,258)
Increase (decrease) in net assets from operations		3,923,547	(3,894,888)
Distributions to Shareholders
Distributions from net investment income		(1,689,400)	(1,520,306)
Distributions from net realized gains	+	(147,955)	(172,844)
Total distributions		($1,837,355)	($1,693,150)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		501,380	$6,141,176	1,970,916	$25,958,054
Shares reinvested		144,560	1,837,356	128,953	1,693,150
Shares redeemed	+	(501,694)	(6,198,984)	(600,638)	(7,806,943)
Net transactions in fund shares		144,246	$1,779,548	1,499,231	$19,844,261
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,669,595	$120,876,513	8,170,364	$106,620,290
Total increase	+	144,246	3,865,740	1,499,231	14,256,223
End of period		9,813,841	$124,742,253	9,669,595	$120,876,513
Net investment income not yet distributed			$331,658		$1,688,794
See financial notes    11

Schwab VIT Growth Portfolio
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide
12

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2016 are disclosed in the Portfolio Holdings.
13

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
14

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—an underlying fund's small-cap holdings could reduce performance.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2016, the Schwab VIT Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab U.S. Large-Cap ETF	0.6%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.5%
Schwab International Small-Cap Equity ETF	0.8%
Schwab Emerging Markets Equity ETF	0.6%
Schwab U.S. REIT ETF	0.3%
Schwab U.S. TIPS ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.5%
Schwab Variable Share Price Money Fund, Ultra Shares	3.5%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/2016	Market Value at 06/30/2016	Realized Gains (Losses) 01/01/16 to 06/30/2016	Distributions Received* 01/01/16 to 06/30/2016
Schwab U.S. Large-Cap ETF	729,210	17,524	(20,412)	726,322	$36,149,046	($70,351)	$355,810
Schwab U.S. Small-Cap ETF	160,400	12,362	(6,242)	166,520	8,997,075	(42,126)	63,639
Schwab International Equity ETF	924,637	40,691	(18,349)	946,979	25,672,601	(91,462)	—
Schwab International Small-Cap Equity ETF	209,490	8,782	(5,623)	212,649	6,123,228	(21,958)	—
Schwab Emerging Markets Equity ETF	466,231	18,298	(17,056)	467,473	9,952,500	(98,106)	—
Schwab U.S. REIT ETF	197,248	4,140	(13,514)	187,874	8,161,247	32,135	82,750
Schwab U.S. Aggregate Bond ETF	—	282,628	(1,379)	281,249	15,108,696	522	—
Schwab U.S. TIPS ETF	16,084	1,861	(367)	17,578	992,806	(554)	—
Schwab Intermediate-Term U.S. Treasury ETF	110,435	5,119	(115,554)	—	—	239,239	38,658
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	3,080,543	1,216	(3,081,759)	—	—	—	1,460
Schwab Variable Share Price Money Fund, Ultra Shares	—	3,084,758	—	3,084,758	3,085,066	—	3,471
Total					$114,242,265	($52,661)	$545,788
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street Bank and Trust Company (State Street) as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$22,482,121	$21,966,222
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to Schwab VIT Growth Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of

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its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts . The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
24

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
25

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
26

Glossary
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 12% Barclays U.S. Aggregate Bond Index, 5% Barclays U.S. Treasury Bills: 1–3 Months Index, 1% Barclays U.S. TIPS Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex-U.S. Index (Net), 5% FTSE Developed Small Cap ex-U.S. Liquid Index (Net), 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Barclays U.S. TIPS Index (Series-L), 5% Barclays 3–10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1–3 Month Index.
27

Notes

Notes

Notes

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 10, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 10, 2016